As filed with the Securities and Exchange Commission on March 1, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09177

Catholic Funds Inc
(Exact name of registrant as specified in charter)

1100 W Wells St
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Catholic Funds Inc
1100 W Wells St
Milwaukee, WI 53233
(Name and address of agent for service)

(877) 222-2402
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2004

Date of reporting period: December 31, 2004

Item 1. Schedule of Investments.

Catholic Equity Fund
Schedule of Investments
December 31, 2004 (Unaudited)

Shares	Value

COMMON STOCKS - 98.7%

2,480	3M Co.	$ 203,534
6,450	Abbott Laboratories	300,892
950	ACE Limited	40,613
2,200	ADC Telecommunications, Inc.*	5,896
800	Adobe Systems Incorporated	50,192
100	Adolph Coors Company	7,567
1,200	Advanced Micro Devices, Inc.*	26,424
2,000	The AES Corporation*	27,340
500	Aetna Inc.	62,375
400	Affiliated Computer Services, Inc. - Class A*	24,076
1,590	AFLAC INCORPORATED	63,346
1,550	Agilent Technologies, Inc.*	37,355
750	Air Products and Chemicals, Inc.	43,478
300	Alberto-Culver Company	14,571
1,150	Albertson's, Inc.	27,462
2,800	Alcoa Inc.	87,976
400	Allegheny Energy, Inc.*	7,844
300	Allegheny Technologies, Inc.	6,501
765	Allergan, Inc.	62,019
900	Allied Waste Industries, Inc.*	8,352
2,240	The Allstate Corporation	115,853
990	ALLTEL Corporation	58,172
1,250	Altera Corporation*	25,875
6,650	Altria Group, Inc.	406,315
350	Ambac Financial Group, Inc.	28,746
250	Amerada Hess Corporation	20,595
600	Ameren Corporation	30,084
1,250	American Electric Power Company, Inc.	42,925
4,050	American Express Company	228,298
8,402	American International Group, Inc.	551,759
650	American Power Conversion Corporation	13,910
700	American Standard Companies Inc.*	28,924
657	AmerisourceBergen Corporation	38,553
4,140	Amgen Inc.*	265,581
1,150	AmSouth Bancorporation	29,785
850	Anadarko Petroleum Corporation	55,089
1,250	Analog Devices, Inc.	46,150
400	Andrew Corporation*	5,452
2,600	Anheuser-Busch Companies, Inc.	131,898
1,050	Aon Corporation	25,053
1,032	Apache Corporation	52,188
300	Apartment Investment & Management Company	11,562
600	Apollo Group, Inc. - Class A*	48,426
1,350	Apple Computer, Inc.*	86,940
650	Applera Corporation - Applied Biosystems Group	13,592
5,500	Applied Materials, Inc.*	94,050
900	Applied Micro Circuits Corporation*	3,789
2,150	Archer-Daniels-Midland Company	47,967
600	Archstone-Smith Trust	22,980
200	Ashland Inc.	11,676
2,600	AT&T Corp.	49,556
800	Autodesk, Inc.	30,360
1,900	Automatic Data Processing, Inc.	84,265
850	AutoNation, Inc.*	16,329
275	AutoZone, Inc.*	25,110
1,500	Avaya Inc.*	25,800
350	Avery Dennison Corporation	20,990
1,500	Avon Products, Inc.	58,050
1,050	Baker Hughes Incorporated	44,804
400	Ball Corporation	17,592
13,102	Bank of America Corporation	615,663
2,500	The Bank of New York Company, Inc.	83,550
300	C.R. Bard, Inc.	19,194
200	Bausch & Lomb Incorporated	12,892
1,950	Baxter International Inc.	67,353
1,750	BB&T Corporation	73,588
290	The Bear Stearns Companies Inc.	29,670
850	Becton, Dickinson and Company	48,280
1,015	Bed Bath & Beyond Inc.*	40,427
5,900	BellSouth Corporation	163,961
300	Bemis Company, Inc.	8,727
1,000	Best Buy Co., Inc.	59,420
300	Big Lots, Inc.*	3,639
1,060	Biogen Idec Inc.*	70,607
850	Biomet, Inc.	36,882
540	BJ Services Company	25,132
300	The Black & Decker Corporation	26,499
750	BMC Software, Inc.*	13,950
2,700	The Boeing Company	139,779
2,780	Boston Scientific Corporation*	98,829
9,350	Bristol-Myers Squibb Company	239,547
1,050	Broadcom Corporation - Class A*	33,894
400	Brown-Forman Corporation - Class B	19,472
300	Brunswick Corporation	14,850
1,250	Burlington Northern Santa Fe Corporation	59,138
1,300	Burlington Resources Inc.	56,550
1,700	Calpine Corporation*	6,698
1,350	Campbell Soup Company	40,352
750	Capital One Financial Corporation	63,158
2,200	Cardinal Health, Inc.	127,930
1,500	Caremark Rx, Inc.*	59,145
2,050	Carnival Corporation	118,142
1,150	Caterpillar Inc.	112,137
3,400	Cendant Corporation	79,492
900	CenterPoint Energy, Inc.	10,170
400	Centex Corporation	23,832
400	CenturyTel, Inc.	14,188
6,872	ChevronTexaco Corporation	360,849
650	Chiron Corporation*	21,665
600	The Chubb Corporation	46,140
1,400	CIENA Corporation*	4,676
400	CIGNA Corporation	32,628
525	Cincinnati Financial Corporation	23,237
600	Cinergy Corp.	24,978
600	Cintas Corporation	26,316
600	Circuit City Stores, Inc.	9,384
21,285	Cisco Systems, Inc.*	410,800
700	CIT Group Inc.	32,074
16,805	Citigroup Inc.	809,665
950	Citizens Communications Company	13,101
500	Citrix Systems, Inc.*	12,265
1,875	Clear Channel Communications, Inc.	62,794
475	The Clorox Company	27,992
600	CMS Energy Corporation*	6,270
600	Coach, Inc.*	33,840
7,805	The Coca-Cola Company	324,922
1,550	Coca-Cola Enterprises Inc.	32,318
1,750	Colgate-Palmolive Company	89,530
7,152	Comcast Corporation - Class A*	238,019
600	Comerica Incorporated	36,612
400	Compass Bancshares, Inc.	19,468
1,855	Computer Associates International, Inc.	57,616
600	Computer Sciences Corporation*	33,822
1,200	Compuware Corporation*	7,764
650	Comverse Technology, Inc.*	15,893
1,640	ConAgra Foods, Inc.	48,298
2,214	ConocoPhillips	192,242
765	Consolidated Edison, Inc.	33,469
600	Constellation Energy Group	26,226
400	Convergys Corporation*	5,996
300	Cooper Industries, Ltd. - Class A	20,367
200	Cooper Tire & Rubber Company	4,310
4,550	Corning Incorporated*	53,554
1,550	Costco Wholesale Corporation	75,036
1,898	Countrywide Financial Corporation	70,245
650	CSX Corporation	26,052
100	Cummins Inc.	8,379
1,250	CVS Corporation	56,338
500	Dana Corporation	8,665
1,000	Danaher Corporation	57,410
500	Darden Rastraurants, Inc.	13,870
850	Deere & Company	63,240
8,070	Dell Inc.*	340,070
1,800	Delphi Corporation	16,236
300	Delta Air Lines, Inc.*	2,244
1,600	Devon Energy Corporation	62,272
300	Dillard's, Inc. - Class A	8,061
1,150	Dollar General Corporation	23,886
1,050	Dominion Resources, Inc.	71,127
700	R. R. Donnelley & Sons Company	24,703
650	Dover Corporation	27,261
3,100	The Dow Chemincal Company	153,481
300	Dow Jones & Company, Inc.	12,918
590	DTE Energy Company	25,447
3,200	E. I. du Pont de Nemours and Company	156,960
3,100	Duke Energy Corporation	78,523
1,200	Dynegy Inc. - Class A*	5,544
300	Eastman Chemical Company	17,319
950	Eastman Kodak Company	30,638
500	Eaton Corporation	36,180
2,150	eBay Inc.*	250,002
800	Ecolab Inc.	28,104
1,050	Edison International	33,632
2,045	El Paso Coporation	21,268
1,000	Electronic Arts Inc. (EA)*	61,680
1,650	Electronic Data Systems Corporation	38,115
7,850	EMC Corporation*	116,730
1,350	Emerson Electric Co.	94,635
400	Engelhard Corporation	12,268
750	Entergy Corporation	50,693
400	EOG Resources, Inc.	28,544
400	Equifax Inc.	11,240
1,271	Equity Office Properties Trust	37,012
950	Equity Residential	34,371
1,200	E*TRADE Financial Corporation*	17,940
2,100	Exelon Corporation	92,547
200	Express Scripts, Inc.*	15,288
20,898	Exxon Mobil Corporation	1,071,231
500	Family Dollar Stores, Inc.	15,615
3,100	Fannie Mae	220,751
550	Federated Department Stores, Inc.	31,785
300	Federated Investors, Inc. - Class B	9,120
950	FedEx Corp.	93,566
1,850	Fifth Third Bancorp	87,468
2,729	First Data Corporation	116,092
1,050	FirstEnergy Corp.	41,486
400	First Horizon National Corporation	17,244
650	Fiserv, Inc.*	26,124
400	Fisher Scientific International Inc.*	24,952
300	Fluor Corporation	16,353
5,900	Ford Motor Company	86,376
2,450	Forest Laboratories, Inc.*	109,907
450	Fortune Brands, Inc.	34,731
650	FPL Group, Inc.	48,588
850	Franklin Resources, Inc.	59,203
2,250	Freddie Mac	165,825
600	Freeport-McMoRan Copper & Gold, Inc. - Class B	22,938
1,342	Freescale Semiconductor Inc. - Class B*	24,639
850	Gannett Co.,Inc.	69,445
2,800	The Gap, Inc.	59,136
1,200	Gateway, Inc.*	7,212
650	General Dynamics Corporation	67,990
34,235	General Electric Company	1,249,577
1,150	General Mills, Inc.	57,167
1,815	General Motors Corporation	72,709
600	Genuine Parts Company	26,436
750	Genzyme Corporation*	43,553
850	Georgia-Pacific Corp	31,858
1,400	Gilead Sciences, Inc.*	48,986
3,165	The Gillette Company	141,729
1,000	Golden West Financial Corporation	61,420
1,550	The Goldman Sachs Group, Inc.	161,262
400	Goodrich Corporation	13,056
700	The Goodyear Tire & Rubber Company*	10,262
300	W.W. Grainger, Inc.	19,986
200	Great Lakes Chemical Corporation	5,698
1,050	Guidant Corporation	75,705
1,450	Halliburton Company	56,898
950	Harley-Davidson, Inc.	57,713
400	Harrah's Entertainment, Inc.	26,756
950	The Hartford Financial Services Group, Inc.	65,845
600	Hasbro, Inc.	11,628
400	Hercules Incorporated*	5,940
800	Hershey Foods Corporation	44,432
9,757	Hewlett-Packard Company	204,604
1,250	Hilton Hotels Corporation	28,425
1,150	H.J. Heinz Company	44,839
7,150	The Home Depot, Inc.	305,591
2,800	Honeywell International Inc.	99,148
525	Hospira, Inc.*	17,588
490	H&R Block, Inc.	24,010
500	Humana Inc.*	14,845
750	Huntington Bancshares Incorporated	18,585
1,000	Illinois Tool Works Inc.	92,680
750	IMS Health Incorporated	17,408
600	Ingersoll-Rand Company	48,180
20,435	Intel Corporation	477,975
5,415	International Business Machines Corporation (IBM)	533,811
275	International Flavors & Fragrances Inc.	11,781
1,100	International Game Technology	37,818
1,590	International Paper Company	66,780
1,250	The Interpublic Group of Companies, Inc.*	16,750
565	Intuit Inc.*	24,866
325	ITT Industries, Inc.	27,446
665	Jabil Circuit, Inc.*	17,011
750	Janus Capital Group Inc.	12,608
950	J. C. Penney Company, Inc. - Holding Company	39,330
4,650	JDS Uniphase Corporation *	14,741
400	Jefferson-Pilot Corporation	20,784
11,500	Johnson & Johnson	729,330
630	Johnson Controls, Inc.	39,967
400	Jones Apparel Group, Inc.	14,628
11,495	JPMorgan Chase & Co.	448,420
100	KB HOME	10,440
1,350	Kellogg Company	60,291
450	Kerr-McGee Corporation	26,006
1,350	KeyCorp	45,765
500	KeySpan Corporation	19,725
1,600	Kimberly-Clark Corporation	105,296
400	Kinder Morgan, Inc.	29,252
650	King Pharmaceuticals, Inc.*	8,060
650	KLA-Tencor Corporation*	30,277
200	Knight-Ridder, Inc.	13,388
1,115	Kohl's Corporation*	54,825
2,500	The Kroger Co.*	43,850
400	L-3 Communications Holdings, Inc.	29,296
400	Laboratory Corporation of America Holdings*	19,928
650	Leggett & Platt, Incorporated	18,480
850	Lehman Brothers Holdings Inc.	74,358
450	Lexmark International, Inc.*	38,250
5,800	Eli Lilly and Company	329,150
1,350	Limited Brands	31,077
600	Lincoln National Corporation	28,008
950	Linear Technology Corporation	36,822
400	Liz Claiborne, Inc.	16,884
1,450	Lockheed Martin Corporation	80,548
650	Loews Corporation	45,695
400	Louisiana-Pacific Corporation	10,696
2,540	Lowe's Companies, Inc.	146,279
1,000	LSI Logic Corporation*	5,480
14,350	Lucent Technologies Inc.*	53,956
400	M&T Bank Corporation	43,136
300	Manor Care, Inc.	10,629
1,150	Marathon Oil Corporation	43,252
750	Marriott International, Inc. - Class A	47,235
1,740	Marsh & McLennan Companies, Inc.	57,246
750	Marshall & Ilsley Corporation	33,150
1,450	Masco Corporation	52,969
1,350	Mattel, Inc.	26,312
1,050	Maxim Integrated Products, Inc.	44,510
950	The May Department Stores Company	27,930
300	Maytag Corporation	6,330
500	MBIA Inc.	31,640
4,100	MBNA Corporation	115,579
400	McCormick & Company, Incorporated	15,440
4,050	McDonald's Corporation	129,843
650	The McGraw-Hill Companies, Inc.	59,501
2,150	McKesson Corporation	67,639
650	MeadWestvaco Corporation	22,029
875	Medco Health Solutions, Inc.*	36,400
850	MedImmune, Inc.*	23,044
3,930	Medtronic, Inc.	195,203
1,350	Mellon Financial Corporation	41,999
11,850	Merck & Co. Inc.	380,859
300	Mercury Interactive Corporation*	13,665
200	Meredith Corporation	10,840
3,000	Merrill Lynch & Co., Inc.	179,310
2,400	MetLife, Inc.	97,224
300	MGIC Investment Corporation	20,673
1,950	Micron Technology, Inc.*	24,083
35,140	Microsoft Corporation	938,589
200	Millipore Corporation*	9,962
650	Molex Incorporated	19,500
850	Monsanto Company	47,218
400	Monster Worldwide Inc.*	13,456
490	Moody's Corporation	42,557
3,500	Morgan Stanley	194,320
7,830	Motorola, Inc.	134,676
900	Mylan Laboratories Inc.	15,912
500	Nabors Industries, Ltd*	25,645
2,150	National City Corporation	80,733
1,200	National Semiconductor Corporation	21,540
200	Navistar International Corporation*	8,796
300	NCR Corporation*	20,769
1,150	Network Appliance, Inc.*	38,203
500	The New York Times Company - Class A	20,400
840	Newell Rubbermaid Inc.	20,320
1,450	Newmont Mining Corporation	64,395
8,400	News Corporation - Class A	156,744
3,580	Nextel Communications, Inc. - Class A*	107,400
100	Nicor Inc.	3,694
850	NIKE, Inc. - Class B	77,087
850	NiSource Inc.	19,363
450	Noble Corporation*	22,383
500	Nordstrom, Inc.	23,365
1,250	Norfolk Southern Corporation	45,238
1,500	North Fork Bancorporation, Inc.	43,275
750	Northern Trust Corporation	36,435
1,214	Northrop Grumman Corporation	65,993
1,000	Novell, Inc.*	6,750
500	Novellus Systems, Inc.*	13,945
500	Nucor Corporation	26,170
500	NVIDIA Corporation*	11,780
1,240	Occidental Petroleum Corporation	72,366
1,050	Office Depot, Inc.*	18,228
300	OfficeMax Inc	9,414
650	Omnicom Group Inc.	54,808
16,580	Oracle Corporation*	227,478
525	PACCAR Inc	42,252
500	Pactiv Corporation*	12,645
400	Pall Corporation	11,580
900	Parametric Technology Corporation*	5,301
400	Parker Hannifin Corporation	30,296
1,175	Paychex, Inc.	40,044
100	Peoples Energy Corporation	4,395
800	The Pepsi Bottling Group, Inc.	21,632
5,450	PepsiCo, Inc.	284,490
400	PerkinElmer, Inc.	8,996
1,350	PG&E Corporation*	44,928
300	Phelps Dodge Corporation	29,676
300	Pinnacle West Capital Corporation	13,323
750	Pitney Bowes Inc.	34,710
550	Plum Creek Timber Company, Inc.	21,142
500	PMC-Sierra, Inc.*	5,625
950	PNC Financial Services Group	54,568
300	Power-One, Inc.*	2,676
600	PPG Industries, Inc.	40,896
600	PPL Corporation	31,968
1,100	Praxair, Inc.	48,565
950	Principal Financial Group, Inc.	38,893
8,180	The Procter & Gamble Company	450,554
750	Progress Energy, Inc.	33,930
650	The Progressive Corporation	55,146
600	ProLogis	25,998
900	Providian Financial Corporation*	14,823
1,650	Prudential Financial, Inc.	90,684
750	Public Service Enterprise Group Incorporated	38,828
400	Pulte Homes, Inc.	25,520
300	QLogic Corporation*	11,019
5,300	QUALCOMM Inc	224,720
300	Quest Diagnostics Incorporated	28,665
5,900	Qwest Communications International Inc.*	26,196
500	RadioShack Corporation	16,440
1,450	Raytheon Company	56,304
200	Reebok International Ltd.	8,800
1,552	Regions Financial Corporation	55,236
500	Reynolds American Inc.	39,300
600	Robert Half International Inc.	17,658
550	Rockwell Automation, Inc.	27,253
550	Rockwell Collins, Inc.	21,692
750	Rohm and Haas Company	33,173
300	Rowan Companies, Inc.*	7,770
400	T. Rowe Price Group Inc.	24,880
200	Ryder System, Inc.	9,554
400	Sabre Holdings Corporation	8,864
400	SAFECO Corporation	20,896
1,450	Safeway Inc.*	28,623
1,700	Sanmina-SCI Corporation*	14,399
2,500	Sara Lee Corporation	60,350
10,750	SBC Communications Inc.	277,027
7,450	Schering-Plough Corporation	155,556
1,900	Schlumberger Limited	127,205
4,400	The Charles Schwab Corporation	52,624
500	Scientific-Atlanta, Inc.	16,505
300	Sealed Air Corporation*	15,981
650	Sears, Roebuck and Co.	33,170
750	Sempra Energy	27,510
500	The Sherwin-Williams Company	22,315
1,600	Siebel Systems, Inc.*	16,800
200	Sigma-Aldrich Corporation	12,092
690	Simon Property Group, Inc.	44,622
1,375	SLM Corporation	73,411
200	Snap-on Incorporated	6,872
2,900	Solectron Corporation*	15,457
2,405	The Southern Company	80,616
2,500	Southwest Airlines Co.	40,700
1,100	Sovereign Bancorp, Inc.	24,805
4,800	Sprint Corporation	119,280
1,180	St. Jude Medical, Inc.*	49,477
2,141	The St. Paul Travelers Companies, Inc.	79,367
300	The Stanley Works	14,697
1,650	Staples, Inc.	55,622
1,250	Starbucks Corporation*	77,950
650	Starwood Hotels & Resorts Worldwide, Inc.	37,960
1,050	State Street Corporation	51,576
1,280	Stryker Corporation	61,760
10,650	Sun Microsystems, Inc.*	57,297
950	SunGard Data Systems Inc.*	26,914
200	Sunoco, Inc.	16,342
1,150	SunTrust Banks, Inc.	84,962
400	SUPERVALU INC.	13,808
2,100	Symantec Corporation*	54,096
750	Symbol Technologies, Inc.	12,975
1,050	Synovus Financial Corp.	30,009
2,115	Sysco Corporation	80,730
2,945	Target Corporation	152,934
600	TECO Energy, Inc.	9,204
300	Tektronix, Inc.	9,063
1,400	Tellabs, Inc.*	12,026
200	Temple-Inland Inc.	13,680
650	Teradyne, Inc.*	11,096
5,600	Texas Instruments Incorporated	137,872
400	Textron Inc.	29,520
500	Thermo Electron Corporation*	15,095
500	Tiffany & Co.	15,985
14,900	Time Warner Inc.*	289,656
1,565	The TJX Companies, Inc.	39,328
300	Torchmark Corporation	17,142
650	Toys "R" Us, Inc.*	13,306
1,050	Transocean Inc.*	44,510
1,050	Tribune Company	44,247
750	TXU Corp.	48,420
6,500	Tyco International Ltd.	232,310
815	Union Pacific Corporation	54,809
950	Unisys Corporation*	9,671
3,590	United Parcel Service, Inc. - Class B	306,801
400	United States Steel Corporation	20,500
1,650	United Technologies Corporation	170,528
2,100	UnitedHealth Group Incorporated	184,863
1,050	Univision Communications Inc. - Class A*	30,734
850	Unocal Corporation	36,754
1,050	UnumProvident Corporation	18,837
6,000	U.S. Bancorp	187,920
500	UST Inc.	24,055
800	Valero Energy Corporation	36,320
1,350	VERITAS Software Corporation*	38,543
8,917	Verizon Communications Inc.	361,228
400	V. F. Corporation	22,152
5,500	Viacom Inc. - Class B	200,145
300	Visteon Corporation	2,931
300	Vulcan Materials Company	16,383
5,184	Wachovia Corporation	272,678
13,700	Wal-Mart Stores, Inc.	723,634
3,280	Walgreen Co.	125,854
6,650	The Walt Disney Company	184,870
2,795	Washington Mutual, Inc.	118,173
1,850	Waste Management, Inc.	55,389
400	Waters Corporation*	18,716
400	Watson Pharmaceuticals, Inc.*	13,124
1,000	WellPoint Inc.*	115,000
5,440	Wells Fargo & Company	338,096
400	Wendy's International, Inc.	15,704
750	Weyerhaeuser Company	50,415
200	Whirlpool Corporation	13,842
1,900	The Williams Companies, Inc.	30,951
690	Wm. Wrigley Jr. Company	47,741
6,100	Wyeth	259,799
1,250	Xcel Energy, Inc.	22,750
3,100	Xerox Corporation*	52,731
1,150	Xilinx, Inc.	34,098
400	XL Capital Ltd - Class A	31,060
900	XTO Energy, Inc.	31,842
4,480	Yahoo! Inc.*	168,806
950	Yum! Brands, Inc	44,821
790	Zimmer Holdings, Inc.*	63,295
300	Zions Bancorporation	20,409

	TOTAL COMMON STOCKS
	(Cost $31,321,182)	36,636,200

Principal Amount

SHORT TERM INVESTMENT - 0.1%

30,000	U.S. Treasury Bill, 03/24/2005, 2.1400%	29,854

	TOTAL SHORT TERM INVESTMENT
	(Cost $29,854)	29,854

	TOTAL INVESTMENTS - 98.8%
	(Cost $31,351,036)	36,666,054

	OTHER ASSETS, LESS LIABILITIES - 1.2%	459,852

	TOTAL NET ASSETS - 100.0%	$ 37,125,906

	* Non-income producing security.

The Catholic Equity Fund
Schedule of Futures Contracts
December 31, 2004 (Unaudited)

		Unrealized
Futures Contracts Purchased	Contracts	Appreciation

S&P 500 Index Futures Contracts Expiring
March 2005 (Underlying Face Amount at
Market Value $303,425)	1	$ 3,350

S&P 500 Index E-mini Futures Contracts Expiring
March 2005 (Underlying Face Amount at
Market Value $182,055)	3	1,680
		$ 5,030

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President (Principal Executive Officer) and Chief Financial Officer (Principal Accounting Officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of those controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Catholic Funds, Inc.

By /s/ Theodore F. Zimmer
              Theodore F. Zimmer, President

Date February 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Theodore F. Zimmer
               Theodore F. Zimmer, President

Date February 24, 2005

By _ /s/ Allan G. Lorge
    \
        Allan G. Lorge, Vice President, Secretary and CFO

Date February 24, 2005